Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Standard Amendments and Interpretations That Have Been Issued but Not Yet Effective
New standards, amendments to
sta
ndards and interpretations that have been issued but not yet effective and have not been early adopted by the Group during the year ended December 31, 2022 are as follows:

Standards and amendments	Effective for annual periods beginning on or after
IFRS 17 Insurance Contracts	January 1, 2023
Non-current Liabilities with Covenants—Amendments to IAS 1	January 1, 2024
Classification of Liabilities as Current or Non-current—Amendments to IAS 1	January 1, 2024
Disclosure of Accounting Policies—Amendments to IAS 1 and IFRS Practice Statement 2	January 1, 2023
Definition of Accounting Estimates—Amendments to IAS 8	January 1, 2023
Deferred Tax related to Assets and Liabilities arising from a Single Transaction—Amendments to IAS 12	January 1, 2023
Sale or contribution of assets between an investor and its associate or joint venture—Amendments to IFRS 10 and IAS 28	To be determined

Summary of Useful Lives of Property Plant and Equipment
Depreciation is calculated using the straight-line method to allocate the cost of the assets, net of their residual values, over their estimated useful lives, as follows:

–	Electronic equipment	5 years
–	Furniture and office equipment	3 years

Summary of Intangible Assets with Indefinite Useful Life	The Group amortizes intangible assets with a limited useful life using the straight-line method over the following periods:

–	Computer software	5 years